Long Term Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 27, 2013	Jul. 25, 2014	Dec. 03, 2014
Investment [Line Items]
Impairment on investments	$ 0	$ 0	$ 0
Smartisan Technology Co., Ltd. [Member]
Investment [Line Items]
Percentage of ownership				12.00%
Cost method investment, total cash consideration				951,000
Cost method investment, total cash consideration	951,000	951,000
Shanghai Shuanglang Technology Co., Ltd [Member]
Investment [Line Items]
Percentage of ownership					10.00%
Cost method investment, total cash consideration	326,000				326,000
Shanghai Touch Future Network Technology Co., Ltd. [Member]
Investment [Line Items]
Percentage of ownership						20.00%
Equity method investment, total cash consideration						$ 483,000